Other current and non-current non-financial assets - Movements in Assets for Exploration (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Current And Non-Current Non-Financial Assets
Opening balance	$ 65,510	$ 57,458	$ 44,023
Changes
Additions	0	10,701	12,002
Reclassifications from/to short-term (inventory)	628	(197)	1,049
Amortization of ground studies	(515)	(733)	(2,131)
Reclassification from construction in progress	(4,117)	(1,719)	2,515
Total changes	(4,004)	8,052	13,435
Ending balance	$ 61,506	$ 65,510	$ 57,458